Schedule of operating and finance lease expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortization of leased asset	$ 9,061	$ 5,458	$ 8,148
Total lease expenses	226,390	143,545	134,098
General and Administrative Expenses [Member]
Lease expenses	216,639	133,533	123,366
Lease expenses - short-term
Amortization of leased asset	7,322	7,157	8,148
Interest Expenses [Member]
Interest on lease liabilities	$ 2,429	$ 2,855	$ 2,584